Other comprehensive income (loss) - Changes in accumulated other comprehensive income (loss) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Affected line items in consolidated statements of income [Line Items]
Income tax expense	¥ (145,165)	¥ (132,039)	¥ (58,903)
Net income	216,449	105,691	26,054
Net income attributable to noncontrolling interests	(2,858)	1,543	(14,471)
Net income attributable to NHI shareholders	213,591	107,234	11,583
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Net unrealized gain on non-trading securities [Member]
Affected line items in consolidated statements of income [Line Items]
Gain (loss) on investments in equity securities	4,220
Income tax expense	(2,065)
Net income	2,155
Net income attributable to noncontrolling interests	(556)
Net income attributable to NHI shareholders	¥ 1,599